CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320
Seattle, Washington 98104

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2019

Date of reporting period: December 31, 2019

ITEM 1.	REPORTS TO SHAREHOLDERS.

Kavilco Incorporated

1000 2nd Avenue, Suite 3320

Seattle, WA 98104

(206) 624-6166 or

1-800-786-9574

Fax (206) 624-8953

February 24, 2020

Dear Shareholder,

Enclosed are the annual audited financial statements for the year ended December 31, 2019. Our accountants, BDO USA, LLP have conducted the audit.

The financial statements are presented in a format that all investment companies must adhere to pursuant to Security and Exchange Commission requirements and Generally Accepted Accounting Principles. In an investment company, the primary objective of the financial statements is to show how the net asset value changed throughout the year (net asset value is defined as the value of securities owned, cash, receivables and other assets less liabilities). We realize the statements are somewhat confusing to say the least and, to make the financial information more meaningful, we have highlighted some information below to assist you in interpreting the terminology in the financial statement

STATEMENT OF ASSETS AND LIABILITIES

This statement reflects everything the corporation owns or is obliged to pay as of December 31, 2019. Assets and liabilities are stated in terms of current market value.

SCHEDULE OF INVESTMENTS

Kavilco's investment in securities portfolio is focused primarily on large cap dividend equity investments and fixed income investments. Bonds carry a stated interest rate and maturity date. Federal, state and municipal governments, along with corporations, can issue bonds. The fair value of most stocks, rise and fall daily. A chart regarding Kavilco’s investment in securities is included.

STATEMENT OF OPERATIONS

The statement of operations is an analysis of all income and expense that the corporation incurred during the year.

STATEMENT OF CHANGES IN NET ASSETS

What happened to our assets during the year? This statement shows all increases and decreases in our assets. Except for the dividends to shareholder accounts, this is identical to the statement of operations.

FINANCIAL HIGHLIGHTS

This schedule is a comparative analysis that combines all previously discussed statements in terms of one share of stock.

NOTES AND TAX INFORMATION TO THE FINANCIAL STATEMENTS

The notes are an integral part of the financial statements and provide information that will give the shareholder a complete summary of the operation.

Sincerely,

KAVILCO INCORPORATED

/s/ Louis L. Jones, Sr.

Louis L. Jones, Sr., President

LLJ:cmd

encl.

Tel: 206-382-7777

Fax: 206-382-7700

www.bdo.com

Two Union Square, 601 Union Street Suite 2300

Seattle, WA 98101

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors Kavilco Incorporated

Kasaan, Alaska

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Kavilco Incorporated (the “Company”) as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended December 31, 2019, the financial highlights for the year ended December 31, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019, and the results of its operations for the year then ended, the changes in net assets for the year ended December 31, 2019, and the financial highlights for the year ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Other Matter

The statement of the changes in net assets for the year ended December 31, 2018, and the financial highlights for the years ended December 31, 2015 through 2018, were audited by other auditors whose report dated February 19, 2019, expressed an unmodified opinion on those statements.

/s/ BDO USA, LLP

We have served as the Company's auditor since 2019. Seattle, Washington

February 25, 2020

KAVILCO INCORPORATED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments in securities, at fair value (cost $33,613,811)	$ 37,733,418
Real estate, at fair value (cost $1,054,089)	6,292,000
Cash and cash equivalents	116,397
Interest receivable	2,628
Dividends receivable	62,844
Premises and equipment, net	18,340
Prepaid expenses and other assets	96,788
Total assets	$ 44,322,415

LIABILITIES
Accounts payable and accrued expenses	$ 33,992
Dividends payable	98,137
Other Liabilities	73,862
Total liabilities	205,991
NET ASSETS	$ 44,116,424
Net assets consist of: Distributable earnings	$ 9,606,248
Contributed capital	34,510,176
Total net assets	$ 44,116,424

Net asset value per share of Class A and Class B common
stock ($44,116,424 divided by 12,000 shares outstanding)	$ 3,676

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS

December 31, 2019

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds - 0.2%
Information Technology - 0.2%
Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	$ 100,202

Total U.S. Corporate Bonds (Cost $100,012)		100,202

U.S. Common Stock - 78.8%
American Depository Receipts - 2.4%
Atlantic Power Corp.	2,700	6,291
Eaton Corp, PLC	1,400	132,608
Enbridge Inc.	11,193	445,146
GW Pharmaceuticals PLC	300	31,368
Invesco Limited	6,300	113,274
Obsidian Energy Ltd.	485	349
Royal Dutch Shell, PLC	4,300	257,871
Schlumberger Ltd.	1,200	48,240
Wheaton Precious Metals Corp.	700	20,825
Total American Depository Receipts		1,055,972

Consumer Discretionary - 0.9%
Genuine Parts Co.	3,400	361,182
Ryman Hospitality Properties, Inc.	600	51,996
Total Consumer Discretionary		413,178

Consumer Staples - 0.4%
The Kraft Heinz Company	4,900	157,437

Energy - 2.6%
Diamond Offshore Drilling, Inc.	1,515	10,893
Exxon Mobil Corp.	5,000	348,900
Kinder Morgan, Inc.	19,919	421,685
Phillips 66	500	55,705
Plains GP Holdings LP	1,400	26,530
Valero Energy Corp.	1,170	109,571
Williams Companies, Inc.	6,784	160,916
Total Energy		1,134,200

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019

Principal Amount or Shares	Fair Value

 Financials - 24.2%

AvalonBay Communities, Inc.	1,750	366,975
Blackstone Group Inc., The	11,800	660,092
EPR Properties	2,575	181,898
Equity Residential Properties Trust	3,000	242,760
Healthcare Realty Trust, Inc.	5,425	181,032
Healthpeak Properties, Inc.	7,700	265,419
Highwoods Properties, Inc.	1,300	63,583
Hospitality Properties Trust	13,400	326,022
Iron Mountain, Inc.	8,100	258,147
Kimco Realty Corp.	8,400	173,964
Lamar Advertising Company	6,400	571,264
Liberty Properties Trust	16,040	963,202
LTC Properties, Inc.	9,330	417,704
Macerich Co.	1,500	40,380
Mack Cali Realty Corp.	5,600	129,528
National Retail Properties, Inc.	1,470	78,821
Omega Healthcare Investors, Inc.	5,831	246,943
Prudential Financial, Inc.	1,000	93,740
Public Storage, Inc.	1,000	212,960
Realty Income Corp.	12,255	902,336
Redwood Trust, Inc.	2,600	43,004
RMR Group, Inc., The	274	12,505
Sabra Health Care REIT, Inc.	2,970	63,380
Senior Housing Properties Trust	10,400	87,776
Simon Property Group, Inc.	870	129,595
Spirit Realty Capital, Inc.	2,500	122,950
Stag Industrial, Inc.	14,530	458,712
T Rowe Price Group, Inc.	5,300	645,752
Tanger Factory Outlet Center	10,800	159,084
Truist Financial Corp.	1,000	56,320
Ventas, Inc.	13,200	762,168
Vornado Realty Trust	3,290	218,785
Washington REIT	8,450	246,571
Wells Fargo & Co.	9,540	513,252
Welltower, Inc.	8,810	720,482
Weyerhaeuser Co.	1,900	57,380
Total Financials		10,674,486

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019

Principal Amount or Shares	Fair Value

Health Care - 2.9%
Abbvie, Inc.	1,680	148,747
Amgen, Inc.	2,380	573,747
Bristol Myers Squibb	6,900	442,911
Pfizer, Inc.	2,500	97,950
Total Health Care		1,263,355

Industrials - 1.8%
General Electric Co.	24,550	273,978
Pitney Bowes, Inc.	3,000	12,090
United Parcel Service	3,670	429,610
Wabtec Corp.	131	10,192
Watsco Inc.	300	54,045
Total Industrials		779,915

Information Technology - 2.6%
International Business Machines (IBM) Corp.	2,370	317,675
Paychex, Inc.	9,925	844,221
Total Information Technology		1,161,896

Master Limited Partnerships - 4.0%
Alliance Bernstein Holdings LP	1,700	51,442
CVR Partners LP	4,760	14,756
Energy Transfer Partners LP	15,960	204,767
Enterprise Products Partners LP	20,400	574,464
Magellan Midstream Partners LP	7,600	477,812
MPLX LP	2,180	55,503
Nustar Energy LP	4,100	105,985
Plains All American Pipeline LP	3,914	71,978
Suburban Propane Partners LP	3,200	69,920
Targa Resources Corp.	1,160	47,363
TC Pipelines LP	2,300	97,290
Total Master Limited Partnerships		1,771,280

Materials - 0.2%
International Paper Co	1,900	87,495

Mutual Funds - 2.3%
Blackrock Global Floating Rate Income Fund	3,179	40,914
John Hancock Preferred Income Fund	3,284	74,908
iShares Investment Grade Corp. Bonds	640	81,894
iShares US Preferred ETF	2,516	94,576
iShares 1-3 Year Treasury Bond	7,200	609,336
SPDR Barclays High Yield Bond ETF	866	94,862
Total Mutual Funds		996,490

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019

Principal Amount or Shares	Fair Value

Telecommunication Services - 6.3%
AT & T, Inc.	29,570	1,155,598
Centurylink, Inc.	6,900	91,149
Consolidated Communications	9,600	37,248
Verizon Communications	24,540	1,506,757
Total Telecommunication Services		2,790,752

Utilities - 28.3%
Alliant Energy Corp.	14,900	815,328
American Electric Power, Inc.	8,240	778,762
Centerpoint Energy, Inc.	19,800	539,946
Consolidated Edison, Inc.	8,100	732,807
Dominion Energy, Inc.	10,900	902,738
Duke Energy Corp.	9,095	829,555
Entergy Corp.	4,170	499,566
Eversource Energy	10,481	891,619
Exelon Corp.	6,500	296,335
Firstenergy Corp.	7,605	369,603
NextEra Energy, Inc.	3,170	767,647
OGE Energy Corp.	11,200	498,064
Oneok, Inc.	1,600	121,072
PPL Corporation	13,945	500,347
Public Service Enterprise Group, Inc.	12,000	708,600
Sempra Energy Corp.	1,740	263,575
Southern Company	14,730	938,301
UGI Corp.	4,611	208,233
WEC Energy Group, Inc.	10,840	999,773
Xcel Energy, Inc.	12,770	810,767
Total Utilities		12,472,638
Total U.S. Common Stock (Cost $30,639,677)		34,759,094
Cash Equivalents - 6.5%
Total Cash Equivalents (Cost $2,874,122)		2,874,122
Other Net Assets - 14.5%
Total Other Net Assets (Cost $1,145,095)		6,383,006
TOTAL NET ASSETS (Cost $34,758,906)		$ 44,116,424

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS (continued)

December 31, 2019

KAVILCO INCORPORATED

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

Total investment income	1,489,653
Expenses
Salaries and benefits	367,334
Directors' compensation and expenses	264,518
Insurance	82,861
General and administrative	82,266
Office and equipment leases	68,059
Professional fees	39,540
Custodian	14,973
Total expenses	919,551
Net investment income	570,102
Realized and Unrealized Gain on Investments and Real Estate
Net realized gain on investments	333,439
Net change in unrealized appreciation on real estate	215,000
Net change in unrealized appreciation on investments	5,263,722
Total realized gain and unrealized appreciation on investments
and real estate	5,812,161
Net operating gain	6,382,263
Other Income and Expense, net	327,300
Net increase in net assets resulting from operations	$ 6,709,563

KAVILCO INCORPORATED

STATEMENT OF CHANGES IN NET ASSETS

For the Years Ended December 31, 2019 and 2018

	2019	2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 570,102	$ 632,489
Net realized gain on investments	333,439	344,158
Other income and expense, net	327,300	211,800
Net change in unrealized appreciation on real estate	215,000	137,095
Net change in unrealized appreciation (depreciation) on investments	5,263,722	(2,463,059)

Net increase (decrease) in net assets resulting from operations	6,709,563	(1,137,517)
Dividends and Distributions to Shareholders	(1,356,001)	(972,001)
Total increase (decrease) in net assets	5,353,562	(2,109,518)
Net Assets
Beginning of year	38,762,862	40,872,380
End of year (includes undistributed ordinary income
of $248,730 and $373,890, respectively)	$ 44,116,424	$ 38,762,862

KAVILCO INCORPORATED

FINANCIAL HIGHLIGHTS

For the Years Ended December 31, 2019 to 2015
Per share operating performance (for a share of Class A and Class B capital stock outstanding):
	Years Ended
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$ 3,230	$ 3,406	$ 3,408	$ 3,096	$ 3,381
Income from investment and real estate
Net investment income	48	53	56	68	72
Net realized and unrealized appreciation (depreciation)
on investment and real estate	484	(165)	32	335	(267)
Net other income	27	17	10	14	17
Net increase (decrease) in net assets resulting from operations	559	(95)	98	417	(178)
Less dividends and distributions	(113)	(81)	(100)	(105)	(107)
Net asset value, end of year	$ 3,676	$ 3,230	$ 3,406	$ 3,408	$ 3,096
Total return	15.21%	(2.94)%	2.88%	12.24%	(5.77)%
Supplemental Data:
Net assets, end of period (in thousands)	$44,116	$38,763	$40,872	$40,900	$37,154
Ratio to average net assets
Expenses	2.22%	2.22%	2.08%	2.08%	2.29%
Net investment income	1.38%	1.59%	1.63%	2.10%	2.24%
Portfolio turnover rate	10.50%	11.81%	29.18%	15.39%	8.85%

  See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization

Kavilco Incorporated ("the Company") is a village corporation within the Sealaska region organized on November 13, 1973, pursuant to the Alaska Native Claims Settlement Act ("ANCSA") of 1971. Under ANCSA, the Native claims to land in Alaska were settled in exchange for part of the state's land and compensation. Settlement benefits were given to Natives of Alaska villages in the form of ownership shares in village corporations that were organized pursuant to ANCSA. The Company was organized for the purpose of securing and administering the land and benefits for the Natives of the Kasaan village in Alaska. Contributed capital includes receipts from the U.S. government and the state of Alaska under provisions of ANCSA.

On November 1, 1989, the Company began to operate as a self-managed, closed end management investment company, as defined by the Investment Company Act of 1940 ("the Act"). The Company is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend, distribution policies, operations, and reporting requirements. The Company's investment decisions focus primarily on large-cap dividend equity investments and fixed income investments, are made by management under the direction of the Board of Directors.

Note 2. Significant Accounting Policies

New Accounting Pronouncement

The Financial Accounting Standards Board has issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). This update is effective as of January 1, 2020. Management of the Company is currently evaluating the potential impact of adoption.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit with banks. The Company considers all highly liquid instruments with a maturity of three months or less to be cash equivalents. The Company has cash balances in excess of federally insured limits.

Valuation of Investments

All investments are recorded at estimated fair value, as described in Note 3.

Investment Transactions and Income

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed using the last in, first out (“LIFO”) method. Interest income is recorded on an accrual basis as adjusted for the amortization of discounts and premiums using the effective interest method. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex-dividend date. Unrealized gains and losses are included in the statement of operations.

Federal Income Taxes

The Company files income tax returns in the U.S. federal jurisdiction and Alaska State.

The Company's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute at least 90% of its net investment taxable income to its shareholders. Generally, no federal income tax provision is required for the Company.

The Company records a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. No liability has been recorded for uncertain tax positions or related interest or penalties as of December 31, 2019.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

Directors' Compensation and Expenses

Each member of the Board of Directors receives compensation for each board meeting attended during the year, in addition to a per diem allowance. Directors are also reimbursed for such expenses as accommodation, airfare, and car rental related to Board meetings. In addition to meeting related expenses, the Company pays for the medical insurance of certain directors.

Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available to be issued, which was February 24, 2020, and did not note any items that would adjust the financial statements or require additional disclosure.

Note 3. Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement determined based on assumptions that market participants would use in pricing an asset or liability. There are three levels that prioritize the inputs used in measuring fair value as follows:

•	Level 1: Observable market inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2: Observable market inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
•	Level 3: Unobservable inputs where there is little or no market data, which require the reporting entity to develop its own assumptions.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for assets measured at fair value, including a general description of the asset.

Money Market Funds

Fair value of money market funds is determined using quoted market prices and are categorized in Level 1 of the fair value hierarchy.

Equity securities (common stock)

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Corporate bonds

The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Real Estate

Real estate represents entitlement to the surface estate of real property, for which no readily available market quotation exists. Fair value of real estate is determined by management based on a Certified Forester's opinion as to the current value and status of the land, along with other factors. Other relevant factors include the lack of commercially viable timber due to previous harvest, amount of capital expenditures required for the future growth of timber, location of the property, recent sales of similar real property in the region and market demand and supply for this type of real property during the valuation process. Real estate is included in Level 3 of the fair value hierarchy.

The following table presents information about the Company's investments in securities and real estate measured at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Balance
Investments in Securities
U.S. Corporate Bonds	$ -	$ 100,202	$ -	$ 100,202
U.S. Common Stock	34,759,094			34,759,094
Money Market Fund	2,874,122			2,874,122
	$ 37,633,216	$ 100,202	$ -	$ 37,733,418
Real Estate	$ -	$ -	$ 6,292,000	$ 6,292,000

The Company recognizes transfers between Level 1 and 2 at the end of the reporting period. As of December 31, 2019, no significant transfers between Level 1 or 2 occurred.

At December 31, 2019, there were no realized gain (loss), cost or purchases, proceeds from sales, or transfers in or out of Level 3 at the end of the reporting period. Refer to Note 4 (Real Estate) for a description of unrealized gain of $215,000 in the value of real estate during 2019.

Note 4. Real Estate

At December 31, 2019, the Company owns fee title to the surface estate of 22,946 acres of real estate located in southeast Alaska.

As of December 31, 2019, there is no commercially viable timber on the real estate and the Company has no outstanding timber agreements. The last harvest and sale of timber from this land was in 2001.

The financial statements include real estate valued at $6,292,000 in 2019, the value of which was determined by an independent appraisal. The value at December 31, 2019 represents an increase of $215,000 from the value at December 31, 2018, of $6,077,000. The board approved this fair value estimate of the real estate.

Note 5. Trading Risk

In the normal course of business, the Company enters into financial transactions involving instruments where there is risk of potential loss due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk).

Market risk is the potential change in value caused by fluctuations in market prices of an underlying financial instrument. Subsequent market fluctuations may require selling investments at prices that differ from the values reflected on the statement of assets and liabilities. Market risk is directly impacted by the volatility and liquidity in the markets in which financial instruments are traded. The Company's exposure to market risk may be increased in that a significant portion of its assets may be invested in a relatively small number of investment positions at any one time. Accordingly, appreciation or depreciation in value of investment positions may have a more significant effect on the value of the Company's portfolio than would be the case in a more diversified or hedged portfolio.

Credit risk is the possibility that a loss may occur due to the failure of the counterparty to perform according to the terms of a contract. The Company's exposure to credit risk associated with counterparty nonperformance includes cash deposits that may exceed applicable insurance limits. The Company seeks to control such credit risk by maintaining deposits with only high-quality financial institutions and trading exchange traded financial instruments, which generally do not give rise to significant counterparty exposure due to the requirements of the individual exchanges.

Note 6. Investment Transactions

Purchases of investment securities (common stock and publicly traded partnerships) aggregated

$3,600,438 for the year ended December 31, 2019, and sales and maturities of investment securities (consisting of corporate bonds and common stock) aggregated $3,909,090 for the year ended December 31, 2019.

The U.S. federal income tax basis of the Company's investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation for U.S. federal income tax purposes is $6,855,892 and $2,736,285, respectively, as of December 31, 2019.

Note 7. Premises and Equipment

The following is a summary of premises and equipment at December 31, 2019:

Building	$ 170,601
Furniture, fixtures, and equipment	92,363
262,964
Less accumulated depreciation	(244,624)
$ 18,340

All assets are recorded at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the related assets, which range from 5 to 15 years. Depreciation expense was $7,238 for the year ended December 31, 2019.

Note 8. Lease Obligation

The Company leases office space under a non-cancelable operating lease agreement, which terminates September 30, 2021. Pursuant to the lease agreement, the Company paid a lease deposit of $3,528 which will be credited to the last month's rent.

The Company adopted Accounting Standards Update 2016–02 during the year ended December 31, 2019. The adoption of ASU 2016-02 does not have a material effect on the financial statements. The right of use asset amounting to $73,536 at December 31, 2019, is included in prepaid expenses and other assets, and the lease liability amounting to $73,862 at December 31, 2019, is included in other liabilities. Future minimum lease commitments under this non- cancelable operating lease are as follows:

2020	$ 42,846
2021	32,787
$ 75,633

Rent expense for the year ended December 31, 2019, was $39,409.

Note 9. Net Assets

Upon organization of the Company, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Company pursuant to ANCSA. The Company utilized a roll comprising 120 Alaska Natives eligible to receive stock certificates as certified by the U.S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non-Native persons who inherit stock or are gifted stock.

The Company's capital structure is as follows:

•	Common stock:
-	Class A, no par value - Authorized, 1,000,000 shares; issued and outstanding, 10,882.83 shares
-	Class B, no par value - Authorized, 500,000 shares; issued and outstanding, 1,117.17 shares

Note 10. Dividends and Distributions to Shareholders

On March 15, 2019, a distribution of $29.00 per share was declared. The dividend was paid on March 21, 2019, to shareholders of record on March 18, 2019.

On November 7, 2019, a distribution of $84.00 per share was declared. The dividend was paid on November 20, 2019, to shareholders of record on November 9, 2019.

The tax character of dividends and distributions paid during 2019 and 2018 were as follows:

	2019	2018
Dividends and distributions paid from:
Ordinary income	$ 995,185	$ 420,895
Long-term capital gain	360,816	551,106
	$ 1,356,001	$ 972,001

As of December 31, 2019, and 2018, the components of distributable earnings on a tax basis were as follows:

	2019	2018
Undistributed ordinary income	$ 248,730	$ 373,890
Net unrealized appreciation (depreciation) on:
Investments	4,119,607	(1,219,778)
Real estate	5,237,911	5,022,911
	$ 9,606,248	$ 4,177,023

Note 11. Schedule of Investments

Investments are categorized by type, country, and industry. The industry category represents management's belief as to the most meaningful presentation of the classification of the principal business of the investees. The percentage of net assets is computed by dividing the fair value of each category by net assets.

Note 12. Pension Plan

Employees of the Company are covered by a defined contribution pension plan. The Company contributes 20% of each participant's compensation to the plan. The Company's contributions during the year ended December 31, 2019, totaled $46,184.

Note 13. Other Income and Expense

The Company earned income of $299,880 and $195,480 for the years ended December 31, 2019, and 2018, respectfully, as a result of ANCSA Section 7(i), which requires regional corporations to distribute 70% of any net revenues derived from timber resources and the subsurface estate to other regional corporations, which then redistribute under Section 7(j) 50% of such amounts to the village corporations and at large shareholders.

Other income also includes $27,420 and $16,320 of lease and rental income for the years ended December 31, 2019 and 2018, respectively.

Tel: 206-382-7777

Fax: 206-382-7700

www.bdo.com

Two Union Square, 601 Union Street Suite 2300

Seattle, WA 98101

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors Kavilco Incorporated

Kasaan, Alaska

In planning and performing our audit of the financial statements of Kavilco Incorporated ("the Company") as of and for the year ended December 31, 2019, in accordance with the standards established by the Public Company Accounting Oversight Board (United States), we considered the Company's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. Management of the Company is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that

(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the Company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Company are being made only in accordance with authorizations of management and directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Company's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Company's internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2019.

This report is intended solely for the information and use of management and the Board of Directors of the Company and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ BDO USA,LLP

Seattle, Washington February 25, 2020

ITEM 2. CODE OF ETHICS.

Kavilco adopted a code of ethics on January 29, 1990. The code of ethics was amended on May 9, 2008 and is available on the registrant's website at: www.kavilco.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Kavilco Incorporated is subject to the Alaska Native Claims Settlement Act (Act). Pursuant to the Act, Kavilco’s stock and dividends may not be sold, pledged, subjected to a lien or judgment execution, assigned in present or future, or otherwise alienated, except pursuant to court decree of separation or child support. However, the stock can be gifted to a relative provided the recipient is a descendant of an Alaska Native.

The Chief Financial Officer has no control over the financial records of the corporation. The Corporate Secretary maintains the accounting records. Monthly, an independent accountant performs various reconciliations and adjusting journal entries on the corporate books and records.

Kavilco does not have an audit committee. The CFO reviews the entire audited financial statements and various CPA correspondence with the board of directors. Two board members have degrees in business. However, pursuant to SEC regulations their experience would not qualify them as financial experts. The only contentious financial issue that Kavilco has had to deal with since becoming an Investment Company involves the evaluation of our land holdings in Alaska. After a two-year battle with our previous auditors, PricewaterhouseCoopers, and pressure by the Security Exchange Commission, the board relented and increased the value of our land holdings. The CFO opposed this action because it served no practical purpose.

The primary purpose of a financial expert serving on the board of directors is to prevent the gross accounting inequities that were driven by greed and outright thievery at such firms as Qwest Communications, Enron and Tyco. There is no incentive on behalf of management to commit fraud since Kavilco’s stock cannot be publicly traded and we do not have compensation incentives. More importantly, the board of directors is not a rubber stamp for management. Many of the shareholders are related to the directors, which acts as an additional incentive to have a high degree of business probity.

Kavilco has never been involved in financial deceit. This superior track record can only be attributable to the excellent oversight of an active and knowledgeable board of directors. Accordingly, Kavilco does not have an audit committee or a financial expert as defined by the SEC.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the period covering the fiscal years ended December 31, 2019 and 2018, Peterson Sullivan performed the following professional services.

	2019	2018
Audit fees	$19,000	$18,800
Audit related fees	0	0
Tax fees	$8,650	$8,625

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Kavilco is a privately held registered investment company, and accordingly is not subject to the Securities Act of 1933.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders filed under Item 1 of this Form N-CSR/A.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of directors adopted the following resolution during the November 2003 board meeting.

Kavilco Incorporated Resolution 11-14-03b: Proxy Voting Policies

The Securities and Exchange Commission believes the recent corporate scandals have created renewed investor interest in corporate governance issues. In response, the SEC has new rules designed to increase transparency of proxy voting by mutual funds.

          RESOLVED, on voting common stock, the Chief Financial Officer is hereby directed to vote the management slate of directors and management’s recommendations on corporate proposals that appear on the proxy.

          RESOLVED, where there is a material conflict of interest where the Chief Financial Officer has a business, personal, or family relationship with a public company, voting will be deferred until the next scheduled board of directors meeting at which time the issue will be discussed.

          RESOLVED, pursuant to rule 30b1-4 under the Investment Company Act, Kavilco will file form N-PX with the SEC detailing a complete voting record. This filing will be made for a 12-month period commencing on June 30, 2004. In addition, this information will be available on Kavilco’s web site as soon as reasonably practicable, after filing the report with the SEC, which means the same day, absent unforeseen circumstances.

Date: November 14, 2003

/s/ Louis A. Thompson
Louis A. Thompson, President

/s/ John Campbell
John Campbell, Secretary

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure requirement is not applicable to registrant .

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters were voted on by shareholders during the period covered by this report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fourth fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (a) (1)	Certification of President

12 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: February 27, 2020